Equity (Details) $ / shares in Units, $ in Thousands	1 Months Ended		6 Months Ended
	Oct. 31, 2021	Jul. 24, 2021 ₪ / shares	Jun. 30, 2023 USD ($)	May 30, 2023 $ / shares	Jul. 24, 2021 $ / shares
Equity (Details) [Line Items]
Salaries to Purchase Precentage	15.00%
Fair market value percentage	85.00%
Price per share | (per share)		₪ 0.01		$ 7.5	$ 0.01
Ownership percentage		15.00%
Ordinary shares percentage			15.00%
Existing holder percentage			15.00%
Stock Option [Member]
Equity (Details) [Line Items]
Unrecognized compensation cost (in Dollars)			$ 900
Weighted-average period			1 year 4 months 28 days
RSUs and PSUs [Member]
Equity (Details) [Line Items]
Unrecognized compensation cost (in Dollars)			$ 57,600
Weighted-average period			2 years 8 months 19 days